Restructuring charges (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Schedule of Restructuring Charges Attributable to Individual Segments

Restructuring charges attributable to individual segments and by nature of cost, as well as cost of sales (“COS”) and selling, general and administrative expenses (“SG&A”) classification in the consolidated statements of operations for the three months ended March 31, 2012 and 2011 are presented below.

Three months ended March 31, 2012

In millions	Employee-related costs			Asset write-downs and other costs			Total
	COS	SG&A	Total	COS	SG&A	Total	COS	SG&A	Total
Food & Beverage	$1	$1	$2	$0	$0	$0	$1	$1	$2
Home, Health & Beauty	0	1	1	0	0	0	0	1	1
Industrial	4	0	4	0	0	0	4	0	4
All other	0	2	2	0	1	1	0	3	3

Total charges	$5	$4	$9	$0	$1	$1	$5	$5	$10

Three months ended March 31, 2011

In millions	Employee-related costs			Asset write-downs and other costs			Total
	COS	SG&A	Total	COS	SG&A	Total	COS	SG&A	Total
Food & Beverage	$2	$0	$2	$1	$0	$1	$3	$0	$3
All other	0	1	1	0	3	3	0	4	4

Total charges	$2	$1	$3	$1	$3	$4	$3	$4	$7

Restructuring charges attributable to individual segments and by nature of cost, as well as cost of sales (“COS”) and selling, general and administrative expenses (“SG&A”) classification in the consolidated statements of operations for the years ended December 31, 2011, 2010 and 2009 are presented below.

Year ended December 31, 2011

In millions	Employee-related costs			Asset write-downs and other costs			Total
	COS	SG&A	Total	COS	SG&A	Total	COS	SG&A	Total
Food & Beverage	$5	$3	$8	$3	$0	$3	$8	$3	$11
Home, Health & Beauty	3	1	4	0	0	0	3	1	4
Industrial	0	1	1	0	0	0	0	1	1
All other(1)	0	6	6	1	7	8	1	13	14

Total charges	$8	$11	$19	$4	$7	$11	$12	$18	$30

(1)	Includes $7 million related to employee relocation costs.

Year ended December 31, 2010

In millions	Employee-related costs			Asset write-downs and other costs			Total
	COS	SG&A	Total	COS	SG&A	Total	COS	SG&A	Total
Food & Beverage	$27	$5	$32	$5	$0	$5	$32	$5	$37
Home, Health & Beauty	(1)	1	0	2	0	2	1	1	2
Industrial	0	0	0	3	0	3	3	0	3
All other(1)	0	5	5	(1)	5	4	(1)	10	9

Total charges	$26	$11	$37	$9	$5	$14	$35	$16	$51

(1)	Includes $5 million related to employee relocation costs.

Year ended December 31, 2009

In millions	Employee-related costs			Asset write-downs and other costs			Total
	COS	SG&A	Total	COS	SG&A	Total	COS	SG&A	Total
Food & Beverage	$7	$12	$19	$37	$0	$37	$44	$12	$56
Home, Health & Beauty	11	7	18	33	0	33	44	7	51
Industrial	1	1	2	3	0	3	4	1	5
All other	0	6	6	42	7	49	42	13	55

Total charges	$19	$26	$45	$115	$7	$122	$134	$33	$167

Schedule of Restructuring Reserve

Activity in the restructuring reserve balances was as follows for the three months ended March 31, 2012:

In millions	Employee related	Other	Total
Balance at December 31, 2011	$18	$3	$21
Charges	9	1	10
Payments	(4)	(3)	(7)

Balance at March 31, 2012	$23	$1	$24

The activity in the accrued restructuring balances was as follows for the year ended December 31, 2008 to the year ended December 31, 2011:

In millions	Employee Costs			Other Costs			Total
	2005 program	2008 program	Total	2005 program	2008 program	Total	2005 program	2008 program	Total
Balance at December 31, 2008	$13	$24	$37	$5	$0	$5	$18	$24	$42
Current charges	0	52	52	4	11	15	4	63	67
Payments	(13)	(41)	(54)	(5)	(11)	(16)	(18)	(52)	(70)

Balance at December 31, 2009	0	35	35	4	0	4	4	35	39
Current charges	0	37	37	1	3	4	1	40	41
Payments	0	(41)	(41)	(1)	(3)	(4)	(1)	(44)	(45)

Balance at December 31, 2010	0	31	31	4	0	4	4	31	35
Current charges	0	19	19	0	6	6	0	25	25
Payments	0	(32)	(32)	(1)	(6)	(7)	(1)	(38)	(39)

Balance at December 31, 2011	$0	$18	$18	$3	$0	$3	$3	$18	$21